UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—101.9%

Alabama—1.9%
$230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	07/31/2017	A	$230,782

2,700,000	Homewood, AL GO Warrants[1]	5.000	09/01/2030	09/01/2026	A	3,227,958

100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	07/31/2017	A	100,350

15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	07/31/2017	A	15,053

320,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	07/31/2017	A	321,120

235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	07/31/2017	A	235,822

10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	07/31/2017	A	10,028

						4,141,113

Alaska—0.2%
335,000	AK International Airports[1]	5.000	10/01/2022	07/31/2017	A	336,139

Arizona—2.2%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)	4.500	06/01/2031	07/31/2017	A	20,045

1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,160,270

250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	261,645

725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	794,789

250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	288,625

100,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	06/28/2022	B	98,120

2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,101,300

						4,724,794

California—19.1%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,652

1,000,000	Baldwin Park, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,200,190

1,550,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,702,876

420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	471,395

2,000,000	CA GO1	5.000	08/01/2031	02/01/2025	A	2,351,060

5,000	CA GO1	6.000	08/01/2020	08/01/2017	A	5,022

410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	448,741

3,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	07/31/2017	A	3,014,220

1          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000%	11/01/2024	11/01/2021	A	$561,320

1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,127,630

125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	07/31/2017	A	125,481

30,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	07/31/2017	A	30,242

340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	364,572

1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026	A	1,427,788

10,000	Central, CA Unified School District[1]	5.000	08/01/2022	08/01/2017	A	10,035

15,000	Central, CA Unified School District[1]	5.000	08/01/2022	08/01/2017	A	15,055

100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	103,339

1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,773,870

100,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		103,848

100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		107,271

100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	118,117

500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	575,335

380,000	El Monte, CA Union High School District[1]	5.000	06/01/2028	06/01/2026	A	464,592

1,000,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,099,770

500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	567,180

500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	559,235

500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	570,445

250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	279,015

1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000	10/01/2028	10/01/2025	A	1,888,017

100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	119,936

500,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	558,850

495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	550,158

2          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)
$1,880,000	Richmond, CA Joint Powers Financing Authority[1]	5.500%	11/01/2029	12/03/2024	A	$2,160,947

500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	544,700

250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	284,035

250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	282,273

1,375,000	Riverside County, CA Public Financing Authority[1]	5.000	10/01/2029	10/01/2025	A	1,617,234

100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		113,440

400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2017	A	413,532

1,000,000	Sacramento, CA City Unified School District[1]	5.000	07/01/2030	07/01/2024	A	1,157,260

150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		151,713

45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		47,323

200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		210,324

245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		266,859

350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		392,294

520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	593,440

250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	289,790

1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,107,303

520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		589,295

500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	588,685

2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,403,814

2,500,000	University of California[1]	5.000	05/15/2031	05/15/2025	A	2,946,150

100,000	Vallejo City, CA Unified School District[1]	5.000	08/01/2027	08/01/2017	A	100,340

150,000	Vernon, CA Electric System[1]	5.125	08/01/2021	01/08/2019	A	159,501

65,000	Vernon, CA Electric System	5.125	08/01/2021	01/22/2019	C	68,749

1,470,000	West Kern, CA Community College District[1]	5.000	11/01/2026	11/01/2025	A	1,789,358

100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	115,423

100,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	114,944

3          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$1,045,000	William S. Hart CA Union High School District	5.000%	09/01/2032	03/01/2025	A	$1,153,283

						41,967,266

Colorado—0.3%
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		545,840

Connecticut—1.3%
2,500,000	University of Connecticut[1]	5.000	03/15/2029	03/15/2026	A	2,908,875

District of Columbia—0.1%
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	09/12/2027	B	293,664

Florida—6.4%
2,000,000	FL COP (USF Financing Corp.)[1]	5.000	07/01/2026	07/01/2025	A	2,355,900

10,000	FL Dept. of General Services (Florida Dept. of Management Services)[1]	5.000	09/01/2028	07/31/2017	A	10,033

865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	905,819

250,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	278,477

5,000	Jea, FL St. John’s River Power Park System[1]	5.000	10/01/2021	07/31/2017	A	5,017

3,745,000	Miami Beach, FL Redevel. Agency (City Center)[1]	5.000	02/01/2030	02/01/2024	A	4,299,784

40,000	Miami Beach, FL Water & Sewer[1]	5.000	09/01/2030	07/31/2017	A	41,009

75,000	Miami Beach, FL Water & Sewer[1]	5.500	09/01/2027	07/31/2017	A	77,150

1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,108,200

1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,137,010

1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,167,805

295,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	05/28/2022	A	322,733

500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	554,610

175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	07/31/2017	A	175,557

500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	569,430

						14,008,534

Georgia—1.5%
40,000	Atlanta, GA HDC (Bedford Tower)[1,2]	6.350	01/01/2023	08/27/2017	A	40,307

1,000,000	Augusta, GA Water & Sewer[1]	5.000	10/01/2021	10/01/2017	A	1,020,590

4          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Georgia (Continued)

$15,000	College Park, GA (Atlanta International Airport)[1]	4.500%	01/01/2031	07/31/2017	A	$15,037

390,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	400,382

180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	188,762

10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	07/31/2017	A	10,033

40,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	07/31/2017	A	40,132

875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	988,033

500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	542,465

						3,245,741

Illinois—7.8%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	747,454

100,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	07/31/2017	A	101,204

715,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	12/01/2017	A	724,259

1,000,000	Chicago, IL Board of Education[1]	5.750	04/01/2035	04/01/2027	A	1,020,770

770,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	01/15/2019	B	802,794

200,000	Chicago, IL GO1	5.000	01/01/2019	07/31/2017	A	200,744

35,000	Chicago, IL GO1	5.000	01/01/2023	07/31/2017	A	35,251

40,000	Chicago, IL GO1	5.000	01/01/2034	07/31/2017	A	40,149

100,000	Chicago, IL GO1	5.000	01/01/2035	07/31/2017	A	100,372

3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	01/01/2025	A	3,461,400

2,000,000	Chicago, IL Sales Tax[1]	5.000	01/01/2026	07/31/2017	A	2,011,320

45,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	07/31/2017	A	45,148

500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.250	12/01/2026	12/01/2023	A	551,035

350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	366,597

175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	197,146

70,000	IL COP	5.800	07/01/2017	07/01/2017		70,006

1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	07/31/2017	A	1,011,050

150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ/ABBHH/ABHN/SP/StAMC Obligated Group)[1]	5.250	01/01/2022	04/14/2018	A	155,088

150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	166,393

50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	52,844

2,000,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	06/15/2029	12/11/2026	B	2,358,500

35,000	Markham, IL GO1	5.250	01/01/2023	07/31/2017	A	35,086

5          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Illinois (Continued)
$35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000%		01/01/2019	01/01/2018	A	$35,726

300,000	Railsplitter, IL Tobacco Settlement Authority[1]	6.250		06/01/2024	07/31/2017	A	306,264

2,085,000	University of Illinois (Health Services Facilities System)[1]	6.000		10/01/2030	10/01/2023	A	2,450,459

							17,047,059

Indiana—0.1%
200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500		01/01/2026	08/17/2023	B	195,850

Iowa—0.1%
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600	[3]	06/01/2034	07/31/2017	A	250,013

Kentucky—2.3%
1,000,000	Fayette County, KY School District[1]	5.000		08/01/2031	08/01/2025	A	1,162,900

100,000	KY EDFA (Ashland Hospital)[1]	6.000		02/01/2033	02/01/2018	A	101,487

1,345,000	KY Municipal Power Agency[1]	5.000		09/01/2028	09/01/2025	A	1,553,300

2,000,000	Louisville & Jefferson County, KY (Catholic Health Initiatives)[1]	5.000		12/01/2028	06/01/2022	A	2,165,060

							4,982,747

Louisiana—1.6%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000		06/01/2036	06/01/2025	A	1,562,978

250,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2028	07/01/2027	A	288,493

400,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2029	07/01/2027	A	457,356

500,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2030	07/01/2027	A	567,360

90,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2026	07/31/2017	A	90,286

500,000	New Orleans, LA Sewage Service[1]	5.000		06/01/2026	06/01/2024	A	579,200

							3,545,673

Maryland—1.7%
470,000	Baltimore, MD Convention Center[1]	5.000		09/01/2019	07/31/2017	A	471,551

2,500,000	Baltimore, MD Water[1]	5.000		07/01/2033	01/01/2027	A	2,951,550

6          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Maryland (Continued)

$230,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125%		09/01/2030	03/01/2021	A	$245,327

							3,668,428

Massachusetts—0.2%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		255,435

250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000		07/01/2031	07/01/2021	A	279,222

							534,657

Michigan—4.5%
85,000	Charyl Stockwell Academy, MI Public School Academy	4.875		10/01/2023	12/08/2020	B	87,064

500,000	Detroit, MI Sewer Disposal System[1]	5.250		07/01/2023	07/31/2017	A	501,735

15,000	Ecorse Creek, MI Public School District[1]	5.000		05/01/2027	07/31/2017	A	15,050

100,000	Grand Rapids, MI Building Authority[1]	5.000		10/01/2028	07/31/2017	A	100,325

3,120,000	Great Lakes, MI Water Authority Sewage Disposal System[1]	5.000		07/01/2030	07/01/2026	A	3,581,292

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	07/01/2024	A	1,157,280

1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	07/01/2024	A	1,148,630

750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2029	07/01/2025	A	864,960

245,000	MI Finance Authority (Sparrow Health)[1]	5.000		11/15/2032	05/15/2025	A	278,950

10,000	MI Municipal Bond Authority[1]	6.000		11/01/2020	07/31/2017	A	10,041

1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000		11/01/2026	05/07/2026	B	2,152,607

							9,897,934

Minnesota—0.2%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750		08/01/2030	08/11/2023	A	506,205

Mississippi—0.6%
505,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[4]	09/01/2028	07/31/2017	A	505,975

245,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	07/31/2017	A	247,367

7          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Mississippi (Continued)

$545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875%	04/01/2026	04/01/2021	A	$606,857

						1,360,199

Missouri—2.2%
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)[1]	5.000	12/01/2031	12/01/2024	A	1,769,968

115,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	12/25/2022	B	109,991

20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	07/31/2017	A	20,068

65,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2020	07/31/2017	A	65,230

40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	07/31/2017	A	41,196

5,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	07/31/2017	A	5,020

1,765,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	4.000	10/01/2028	10/01/2028		1,697,771

1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000	07/15/2030	07/15/2024	A	1,149,620

						4,858,864

Montana—0.0%
55,000	Kalispell, MT Hsg. & Healthcare (Immanuel Lutheran Corp.)	3.400	11/15/2022	11/15/2018	A	55,190

Nevada—0.4%
70,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		75,803

200,000	North Las Vegas, NV GO1	5.000	05/01/2024	07/31/2017	A	200,058

500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	07/31/2017	A	500,165

						776,026

New Jersey—7.3%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	03/01/2027	A	280,090

15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	07/31/2017	A	15,044

1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2027	11/01/2024	A	1,114,280

1,000,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,102,910

2,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2025		2,145,280

650,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/31/2017	A	661,135

250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000	01/01/2030	01/01/2025	A	273,822

8          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

New Jersey (Continued)

$305,000	NJ EDA (School Facilities Construction)[1]	5.000%	03/01/2026	03/01/2023	A	$321,037

1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,055,800

50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125	07/01/2028	07/01/2018	A	52,104

1,000,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000	07/01/2027	07/01/2026	A	1,155,080

65,000	NJ Higher Education Assistance Authority[1,2]	5.000	12/01/2025	12/01/2019	A	69,192

2,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	07/31/2017	A	2,005,040

6,480,000	NJ Tobacco Settlement Financing Corp.	5.298 [5]	06/01/2041	07/31/2017	A	1,773,511

2,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2023	06/15/2023		2,159,060

250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	259,698

710,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2030	06/15/2023	A	748,574

250,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2032	12/15/2024	A	263,870

500,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2028	11/01/2024	A	566,735

						16,022,262

New Mexico—0.3%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	07/31/2017	A	627,081

New York—8.5%
100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	105,446

500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [3]	06/01/2026	07/31/2017	A	500,045

350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2035	07/01/2025	A	385,343

280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2027	06/01/2026	A	326,796

270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2030	06/01/2026	A	302,405

250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2031	06/01/2026	A	277,097

1,875,000	NY MTA, Series C-1[1]	5.000	11/15/2031	11/15/2025	A	2,210,100

2,500,000	NY MTA, Series C-1[1]	5.250	11/15/2031	11/15/2025	A	3,008,150

1,000,000	NYC GO1	5.000	08/01/2029	02/01/2025	A	1,185,360

150,000	NYC GO1	5.250	09/01/2022	09/01/2018	A	157,637

300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2024	12/01/2024		343,713

9          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

New York (Continued)

$35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000%	11/01/2026	07/31/2017	A	$35,036

2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,412,714

3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2034	07/01/2025	A	3,477,240

500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	538,290

2,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		2,022,320

1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	07/31/2017	A	1,250,246

						18,537,938

Ohio—2.2%
2,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	06/01/2030		1,973,400

485,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	09/15/2018	A	490,776

250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	266,832

350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500	12/01/2029	12/01/2024	A	379,005

1,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2031	05/15/2023	A	1,732,035

						4,842,048

Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	276,218

295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2025	12/01/2025		348,259

250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	284,650

5,000	OR GO (Elderly & Disabled Hsg.)[1]	5.150	08/01/2030	08/01/2017	A	5,015

						914,142

Pennsylvania—10.9%
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,026,980

1,440,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2029	05/01/2026	A	1,646,438

1,465,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2031	05/01/2026	A	1,653,282

10          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Pennsylvania (Continued)

$500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000%	07/01/2025	09/25/2022	B	$560,700

845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	07/01/2020	A	871,947

450,000	Gateway, PA School District[1]	5.000	07/15/2018	07/15/2017	A	450,801

1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,725,165

500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	562,470

200,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	221,392

1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,317,973

3,000,000	Northampton County, PA General Purpose Authority (SLH/SLHB/ SLHAC/SLHMC/SLWH Obligated Group)[1]	5.000	08/15/2028	08/15/2026	A	3,524,550

1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,717,245

285,000	PA HEFA (University of the Arts)[1]	5.000	09/15/2033	07/31/2017	A	285,886

2,000,000	PA Public School Building Authority (Philadelphia Community College)[1]	5.000	06/15/2026	06/15/2025	A	2,339,920

3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,411,900

1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,233,970

250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	285,180

40,000	Philadelphia, PA Hsg. Authority	5.500	12/01/2019	07/31/2017	A	40,116

500,000	West Shore, PA Area Authority (ML / MFS / MLCSS / Mhome / CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	544,490

500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	582,800

						24,003,205

Rhode Island—1.7%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	560,175

35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	07/31/2017	A	35,124

3,175,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000	06/15/2025	07/31/2017	A	3,185,477

						3,780,776

South Carolina—1.3%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	577,375

2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2030	01/01/2025	A	2,278,480

						2,855,855

11          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

South Dakota—0.3%
$550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000%	06/01/2026	06/01/2023	A	$617,754

Tennessee—0.4%
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	575,260

300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		331,251

						906,511

Texas—9.4%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,738,515

70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	73,502

1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,032,330

125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	139,541

125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	139,455

1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2023	08/15/2017	A	1,007,770

30,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	07/31/2017	A	30,093

500,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2027	11/15/2024	A	594,445

1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,153,840

250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	294,215

20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	07/31/2017	A	20,068

1,410,000	Lancaster, TX Independent School District[1]	5.000	02/15/2032	02/15/2025	A	1,606,032

350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	350,367

335,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	367,914

500,000	North TX Tollway Authority[1]	5.000	01/01/2031	01/01/2024	A	573,300

100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	07/31/2017	A	100,353

12          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Texas (Continued)

$225,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875%	11/15/2022	05/15/2019	A	$227,777

635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/ CHST/CSRHCC/CHALT Obligated Group)[1]	6.250	07/01/2028	01/01/2019	A	677,589

500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	562,860

45,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	12/15/2017		45,802

2,800,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	3,412,892

150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		153,980

2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,405,920

10,000	TX Southmost College District[1]	4.625	08/15/2028	07/31/2017	A	10,029

665,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	835,845

1,005,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	1,263,195

920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,157,553

500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	629,105

						20,604,287

Vermont—1.0%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,122,800

250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		284,935

250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	280,145

500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000	11/01/2028	11/01/2022	A	581,315

						2,269,195

Virginia—0.1%
260,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)	5.000	09/01/2026	09/01/2024	A	288,933

Washington—2.1%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	07/31/2017	A	25,005

3,000,000	WA GO1	5.000	08/01/2030	08/01/2026	A	3,614,970

13          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Washington (Continued)

$500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000%	07/01/2030	07/01/2025	A	$552,875

500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	501,255

						4,694,105

Wisconsin—0.3%
500,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2028	02/15/2022	A	549,930

U.S. Possessions—1.0%
420,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2024	07/31/2017	A	420,722

1,190,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	07/31/2017	A	1,191,523

640,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2027	08/01/2017	A	649,805

						2,262,050

Total Investments, at Value (Cost $219,636,189)—101.9%						223,626,883

Net Other Assets (Liabilities)—(1.9)						(4,234,859)

Net Assets—100.0%						$219,392,024

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Optional call date; corresponds to the most conservative yield calculation.

  B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Represents the current interest rate for a variable or increasing rate security.

5. Zero coupon bond reflects effective yield on the original acquisition date.

To simplify the listings of securities, abbreviations are used per the table below:

ABBHH	Alexian Brothers Behavioral Health Hospital
ABHN	Alexian Brothers Hospital Network
ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AGC	Assured Guaranty Corp.
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee

14          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CAHA	Capital Area Health Associates
CDA	Communities Devel. Authority
CHALT	Christus Health Ark-La-Tex
CHF	City Hospital Foundation
CHGC	Christus Health Gulf Coast
CHlth	Christus Health
CHST	Christus Health Southeast Texas
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
DA	Dormitory Authority
DHR	Department of Human Resources
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
L.I.	Long Island
MFS	Messiah Family Services
Mhome	Messiah Home
MHosp	Mercy Hospital
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SHouse	Simpson House
SLH	Toledo Hospital
SLHAC	St. Luke’s Hospital - Anderson Campus
SLHB	St. Luke’s Hospital Bethlehem
SLHMC	St. Luke’s Hospital - Monroe Campus
SLWH	St. Luke’s Warren Hospital
SM	Simpson Meadows
SMSvcs	Simpson Management Services
SP	Savelli Properties
SRC	Simpson Retirement Communities
SSS	Simpson Senior Services

15          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

StAMC	St. Alexius Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
USF	University of South Florida

16          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

17          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$4,141,113	$—	$4,141,113
Alaska	—	336,139	—	336,139
Arizona	—	4,724,794	—	4,724,794
California	—	41,967,266	—	41,967,266
Colorado	—	545,840	—	545,840
Connecticut	—	2,908,875	—	2,908,875
District of Columbia	—	293,664	—	293,664
Florida	—	14,008,534	—	14,008,534
Georgia	—	3,245,741	—	3,245,741

18          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Illinois	$—	$17,047,059	$—	$17,047,059
Indiana	—	195,850	—	195,850
Iowa	—	250,013	—	250,013
Kentucky	—	4,982,747	—	4,982,747
Louisiana	—	3,545,673	—	3,545,673
Maryland	—	3,668,428	—	3,668,428
Massachusetts	—	534,657	—	534,657
Michigan	—	9,897,934	—	9,897,934
Minnesota	—	506,205	—	506,205
Mississippi	—	1,360,199	—	1,360,199
Missouri	—	4,858,864	—	4,858,864
Montana	—	55,190	—	55,190
Nevada	—	776,026	—	776,026
New Jersey	—	16,022,262	—	16,022,262
New Mexico	—	627,081	—	627,081
New York	—	18,537,938	—	18,537,938
Ohio	—	4,842,048	—	4,842,048
Oregon	—	914,142	—	914,142
Pennsylvania	—	24,003,205	—	24,003,205
Rhode Island	—	3,780,776	—	3,780,776
South Carolina	—	2,855,855	—	2,855,855
South Dakota	—	617,754	—	617,754
Tennessee	—	906,511	—	906,511
Texas	—	20,604,287	—	20,604,287
Vermont	—	2,269,195	—	2,269,195
Virginia	—	288,933	—	288,933
Washington	—	4,694,105	—	4,694,105
Wisconsin	—	549,930	—	549,930
U.S. Possessions	—	2,262,050	—	2,262,050

Total Assets	$—	$223,626,883	$—	$223,626,883

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two

19          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$376,022

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest at period end.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

20          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$219,636,189

Gross unrealized appreciation	$5,260,359
Gross unrealized depreciation	(1,269,665)

Net unrealized appreciation	$3,990,694

21          OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017